Unaudited Condensed Consolidated Statements of Common Stockholders' Equity ( Deficit) Statement (Q1) - USD ($) $ in Thousands	Total	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Cumulative Preferred Stock Of Subsidiary [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 520,988	$ 588,966	$ (43,420)	$ (24,558)
Common Stock, Shares, Outstanding	108,907,000
Stockholders' Equity Attributable to Parent	$ 520,988
Equity, Attributable to Noncontrolling Interest					$ 59,784
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420)
Other Comprehensive Income (Loss), Net of Tax	14,013		14,013	0
Net Income (Loss) Available to Common Stockholders, Basic	115,969			119,182
Dividends, Common Stock	(131,476)			(115,969)
Other	106	106
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	119,182
Preferred Stock Dividends, Income Statement Impact	3,213
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	(3,213)			(3,213)	(3,213)
Return of Capital		(15,500)
Payments of Ordinary Dividends, Common Stock	(131,476)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 794,600	848,565	(29,407)	(24,558)
Common Stock, Shares, Outstanding	108,907,000
Stockholders' Equity Attributable to Parent	$ 794,600
Equity, Attributable to Noncontrolling Interest					59,784
Accumulated Other Comprehensive Income (Loss), Net of Tax	(29,407)
Other Comprehensive Income (Loss), Net of Tax	51,676		51,676	0
Net Income (Loss) Available to Common Stockholders, Basic	93,117			96,626
Dividends, Common Stock	(101,986)			(68,667)
Other	111	111
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	96,626
Preferred Stock Dividends, Income Statement Impact	3,509
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	(3,213)			(3,213)	(3,213)
Return of Capital		(33,300)
Payments of Ordinary Dividends, Common Stock	(101,986)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 1,090,518	1,068,357	22,269	(108)
Common Stock, Shares, Outstanding	108,907,000
Stockholders' Equity Attributable to Parent	$ 1,090,518
Equity, Attributable to Noncontrolling Interest	0				0
Accumulated Other Comprehensive Income (Loss), Net of Tax	22,269
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				19,115
Other Comprehensive Income (Loss), Net of Tax	(7,174)		(7,174)
Net Income (Loss) Available to Common Stockholders, Basic	19,115			19,115
Dividends, Common Stock	(31,395)
Other	31	31
Return of Capital	12,300
Payments of Ordinary Dividends, Common Stock	(19,115)
Other Comprehensive Income (Loss), Net of Tax	7,025		7,025	0
Net Income (Loss) Available to Common Stockholders, Basic	83,120			83,120
Dividends, Common Stock	(104,287)			(57,830)
Other	92	92
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	83,120
Preferred Stock Dividends, Income Statement Impact	0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	0
Return of Capital		(46,500)
Payments of Ordinary Dividends, Common Stock	$ (104,287)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		1,056,108	15,095	(108)
Common Stock, Shares, Outstanding	108,907,000
Stockholders' Equity Attributable to Parent	$ 1,071,095
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 1,129,722	1,021,992	29,294	25,182
Common Stock, Shares, Outstanding	108,907,318
Stockholders' Equity Attributable to Parent	$ 1,076,468
Equity, Attributable to Noncontrolling Interest	53,254				$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax	29,294
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				17,162
Other Comprehensive Income (Loss), Net of Tax	7,386		7,386
Net Income (Loss) Available to Common Stockholders, Basic	17,162
Dividends, Common Stock	(26,720)
Other	26	26
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	(2,552)
Return of Capital		(12,280)
Payments of Ordinary Dividends, Common Stock	(26,720)
Payments to Noncontrolling Interests	(52)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 1,124,972	$ 1,022,018	$ 36,680	$ 15,624
Common Stock, Shares, Outstanding	108,907,000
Stockholders' Equity Attributable to Parent	$ 1,074,322
Equity, Attributable to Noncontrolling Interest	50,650
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 36,680